UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2009

Date of reporting period:  February 28, 2009

Item 1. Schedule of Investments.

Bristlecone Fund
Schedule of Investments
February 28, 2009 (Unaudited)

			Shares	Value
COMMON STOCKS - 96.61%
Automobiles - 3.46%
Harley-Davidson, Inc.			3,750	$37,875

Capital Markets - 2.61%
Legg Mason, Inc.			2,225	28,547

Commercial Banks - 4.92%
Bank of America Corp.			5,000	19,750
Wells Fargo & Co.			2,815	34,061
				53,811
Commercial Services & Supplies - 6.50%
Cintas Corp.			3,500	71,015

Communications Equipment - 2.74%
Motorola, Inc.			8,525	30,008

Computers & Peripherals - 5.97%
Dell, Inc. (a)			7,650	65,254

Construction Materials - 2.97%
Cemex S.A. de C.V. - ADR (a)			6,027	32,486

Consumer Finance - 3.82%
American Express Co.			3,460	41,728

Diversified Telecommunication Services - 2.75%
Sprint Corp. (a)			9,150	30,103

Food & Staples Retailing - 4.54%
Walgreen Co.			2,080	49,629

Food Products - 2.18%
Nestle SA - ADR			725	23,860

Health Care Providers & Services - 4.11%
Health Management Associates, Inc. - Class A (a)			20,875	44,881

Insurance - 7.95%
Markel Corp. (a)			130	34,556
The Progressive Corp. (a)			4,525	52,354
				86,910
Internet & Catalog Retail - 2.66%
Expedia, Inc. (a)			3,650	29,090

IT Services - 4.93%
Western Union Co.			4,825	53,847

Media - 6.89%
Liberty Media Holding Corp. (a)			8,225	26,649
The Washington Post Company - Class B			135	48,666
				75,315
Oil, Gas & Consumable Fuels - 2.15%
EOG Resources, Inc.			470	23,519

Paper & Forest Products - 3.37%
Weyerhaeuser Co.			1,525	36,844

Pharmaceuticals - 5.71%
Novartis AG - ADR			950	34,438
Pfizer, Inc.			2,275	28,005
				62,443
Semiconductor & Semiconductor Equipment - 9.02%
Intel Corp.			3,725	47,456
Maxim Integrated Products, Inc.			4,225	51,123
				98,579
Specialty Retail - 7.36%
Home Depot, Inc.			3,850	80,426

TOTAL COMMON STOCKS (Cost $1,886,098)				1,056,170

			Principal
			Amount	Value
SHORT TERM INVESTMENTS - 3.69%
Fidelity Government Portfolio - I
0.524% (b)			40,296	40,296

TOTAL SHORT TERM INVESTMENTS (Cost $40,296)				40,296

Total Investments (Cost $1,926,394) - 100.30%				1,096,466
Liabilities in Excess of Other Assets - (0.30)%				(3,273)
TOTAL NET ASSETS - 100.00%				$1,093,193

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non Income Producing
(b)	Variable rate security; the rate shown represents the rate at February 28, 2009.

The cost basis of investments for federal income tax purposes at February 28, 2009
	was as follows*:

	Cost of investments			$1,926,394
	Gross unrealized appreciation			5,455
	Gross unrealized depreciation			(835,383)
	Net unrealized depreciation			$(829,928)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

FAS 157 – Summary of Fair Value Exposure at February 28, 2009

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2009, in valuing the Fund’s investments carried at fair value:

		Level 1 -	Level 2 -	Level 3 -
		Quoted prices in	Significant	Significant
		active markets	other observable	unobservable
Description	Total	for identical assets	inputs	inputs
Assets:
Securities	$1,096,466	$1,096,466	$0	$0
Total	$1,096,466	$1,096,466	$0	$0

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By        /s/ Joseph Neuberger
   Joseph Neuberger, President

Date                April 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

Trust for Professional Managers

By        /s/ Joseph Neuberger
   Joseph Neuberger, President

Date                 April 21, 2009

By        /s/ John Buckel
John Buckel, Treasurer

Date                 April 22, 2009